JPMorgan Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.0%
Aerospace & Defense — 1.6%
Howmet Aerospace, Inc.	138,310	17,507,280
Northrop Grumman Corp.	6,204	3,023,023
Textron, Inc.	70,299	5,378,576
TransDigm Group, Inc.	10,234	13,850,082
		39,758,961
Air Freight & Logistics — 0.7%
FedEx Corp.	25,448	6,740,412
United Parcel Service, Inc., Class B	102,443	11,702,064
		18,442,476
Automobile Components — 0.1%
Aptiv plc (Jersey) *	33,005	2,060,172
Automobiles — 2.1%
Tesla, Inc. * (a)	130,715	52,887,289
Banks — 3.9%
Bank of America Corp.	662,163	30,658,147
Citigroup, Inc.	128,182	10,437,860
Fifth Third Bancorp	200,698	8,892,928
Truist Financial Corp.	298,397	14,209,665
US Bancorp	168,232	8,038,125
Wells Fargo & Co. (a)	335,376	26,427,629
		98,664,354
Beverages — 1.8%
Coca-Cola Co. (The) (a)	234,621	14,893,741
Keurig Dr Pepper, Inc.	220,762	7,086,460
PepsiCo, Inc. (a)	156,417	23,570,478
		45,550,679
Biotechnology — 2.3%
AbbVie, Inc. (a)	161,020	29,611,578
Biogen, Inc. *	18,143	2,611,322
Neurocrine Biosciences, Inc. *	15,727	2,387,673
Regeneron Pharmaceuticals, Inc. *	17,501	11,777,823
Sarepta Therapeutics, Inc. *	7,695	875,076
Vertex Pharmaceuticals, Inc. *	26,171	12,082,627
		59,346,099
Broadline Retail — 4.9%
Amazon.com, Inc. * (a)	530,312	126,044,556
Building Products — 1.5%
Carrier Global Corp.	154,806	10,121,216
Masco Corp.	86,810	6,882,297
Trane Technologies plc	59,182	21,468,271
		38,471,784
Capital Markets — 2.3%
Ameriprise Financial, Inc.	19,281	10,476,524
Charles Schwab Corp. (The)	150,730	12,468,386

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
CME Group, Inc.	63,913	15,116,703
Goldman Sachs Group, Inc. (The)	23,076	14,777,870
KKR & Co., Inc.	36,093	6,030,057
		58,869,540
Chemicals — 1.6%
Dow, Inc.	196,630	7,678,401
Linde plc	45,888	20,471,555
LyondellBasell Industries NV, Class A	68,865	5,213,080
PPG Industries, Inc.	45,341	5,231,445
Sherwin-Williams Co. (The)	6,727	2,409,342
		41,003,823
Communications Equipment — 0.4%
Arista Networks, Inc. *	51,632	5,949,555
Motorola Solutions, Inc.	8,479	3,978,771
		9,928,326
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	7,917	4,307,798
Consumer Finance — 0.5%
American Express Co.	27,889	8,853,363
Capital One Financial Corp.	19,135	3,897,991
		12,751,354
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp. (a)	13,689	13,413,577
Walmart, Inc.	9,809	962,852
		14,376,429
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	395,012	9,373,635
Electric Utilities — 2.0%
Entergy Corp.	22,657	1,837,029
NextEra Energy, Inc. (a)	286,640	20,511,958
NRG Energy, Inc.	10,943	1,121,001
PG&E Corp.	457,292	7,156,620
Southern Co. (The)	244,708	20,543,237
		51,169,845
Electrical Equipment — 0.4%
AMETEK, Inc.	8,286	1,529,264
Eaton Corp. plc	26,525	8,658,821
		10,188,085
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	15,871	2,348,432
Energy Equipment & Services — 0.3%
Baker Hughes Co.	157,406	7,269,009

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — 0.5%
Walt Disney Co. (The)	99,209	11,216,570
Warner Music Group Corp., Class A	79,998	2,543,936
		13,760,506
Financial Services — 6.2%
Berkshire Hathaway, Inc., Class B * (a)	81,329	38,116,462
Block, Inc. *	55,712	5,059,764
Corpay, Inc. *	33,508	12,749,459
Fidelity National Information Services, Inc.	162,847	13,267,145
Mastercard, Inc., Class A (a)	83,013	46,107,911
Visa, Inc., Class A (a)	124,133	42,428,659
WEX, Inc. *	6,893	1,267,554
		158,996,954
Food Products — 0.6%
Mondelez International, Inc., Class A (a)	284,998	16,527,034
Ground Transportation — 1.1%
CSX Corp.	328,569	10,800,063
Uber Technologies, Inc. *	195,202	13,049,254
Union Pacific Corp.	13,259	3,285,447
		27,134,764
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	41,118	5,260,226
Baxter International, Inc.	45,191	1,471,419
Boston Scientific Corp. * (a)	149,298	15,282,143
Edwards Lifesciences Corp. *	73,435	5,320,366
Medtronic plc	160,332	14,561,352
Stryker Corp.	48,951	19,154,037
		61,049,543
Health Care Providers & Services — 2.2%
Cigna Group (The)	27,203	8,003,394
HCA Healthcare, Inc.	8,137	2,684,478
Humana, Inc.	14,735	4,320,744
McKesson Corp.	6,572	3,908,697
UnitedHealth Group, Inc. (a)	68,232	37,015,178
		55,932,491
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	12,642	1,230,699
Ventas, Inc.	185,244	11,192,442
Welltower, Inc.	50,486	6,890,329
		19,313,470
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	2,362	11,190,117
Carnival Corp. *	155,466	4,301,744
Chipotle Mexican Grill, Inc. *	224,816	13,118,014
DoorDash, Inc., Class A *	16,681	3,149,873
Expedia Group, Inc. *	40,344	6,896,807

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	46,678	11,952,835
McDonald's Corp. (a)	80,133	23,134,397
Royal Caribbean Cruises Ltd.	22,363	5,961,976
Yum! Brands, Inc.	92,848	12,116,664
		91,822,427
Household Durables — 0.1%
Lennar Corp., Class A	24,614	3,230,341
Millrose Properties, Inc., Class A ‡ *	12,014	111,735
		3,342,076
Household Products — 0.3%
Church & Dwight Co., Inc.	73,842	7,791,808
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	17,516	2,943,213
Industrial Conglomerates — 0.7%
Honeywell International, Inc. (a)	82,978	18,563,838
Industrial REITs — 0.4%
Prologis, Inc.	86,226	10,282,451
Insurance — 1.8%
Aon plc, Class A	35,760	13,260,523
Arthur J Gallagher & Co.	41,081	12,399,067
Chubb Ltd.	8,326	2,263,673
Progressive Corp. (The)	74,699	18,408,822
		46,332,085
Interactive Media & Services — 7.4%
Alphabet, Inc., Class A (a)	300,162	61,239,051
Alphabet, Inc., Class C (a)	190,170	39,098,952
Meta Platforms, Inc., Class A (a)	128,599	88,627,859
		188,965,862
IT Services — 0.7%
Accenture plc, Class A (Ireland)	12,474	4,801,866
Cognizant Technology Solutions Corp., Class A	164,319	13,574,393
		18,376,259
Life Sciences Tools & Services — 1.1%
Danaher Corp.	13,184	2,936,604
Thermo Fisher Scientific, Inc.	42,627	25,480,289
		28,416,893
Machinery — 1.9%
Caterpillar, Inc.	23,530	8,739,983
Deere & Co. (a)	39,509	18,828,409
Ingersoll Rand, Inc.	55,669	5,221,752
Otis Worldwide Corp.	126,698	12,089,523
PACCAR, Inc.	39,755	4,408,035
		49,287,702

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 0.8%
Charter Communications, Inc., Class A *	19,505	6,738,782
Comcast Corp., Class A (a)	378,205	12,730,380
Sirius XM Holdings, Inc.	16,050	385,361
		19,854,523
Metals & Mining — 0.1%
Nucor Corp.	18,307	2,351,168
Multi-Utilities — 0.2%
Dominion Energy, Inc.	104,393	5,803,207
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	190,888	18,865,461
Diamondback Energy, Inc.	42,655	7,010,776
EOG Resources, Inc. (a)	89,004	11,195,813
Exxon Mobil Corp. (a)	345,736	36,934,977
		74,007,027
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	89,187	5,999,610
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	11,370	948,599
Kenvue, Inc.	240,908	5,128,931
		6,077,530
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	294,862	17,382,115
Eli Lilly & Co. (a)	34,739	28,176,108
Johnson & Johnson (a)	110,048	16,743,803
Merck & Co., Inc.	41,396	4,090,753
		66,392,779
Professional Services — 0.3%
Leidos Holdings, Inc.	61,442	8,726,607
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	66,937	4,381,027
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc. * (a)	73,251	8,493,453
Analog Devices, Inc. (a)	87,001	18,434,642
Broadcom, Inc. (a)	213,948	47,340,274
Lam Research Corp.	125,269	10,153,052
Marvell Technology, Inc.	17,411	1,965,006
Micron Technology, Inc.	113,074	10,316,872
NVIDIA Corp. (a)	1,334,927	160,284,685
NXP Semiconductors NV (China) (a)	80,771	16,844,792
Texas Instruments, Inc. (a)	100,803	18,609,242
		292,442,018
Software — 10.1%
Adobe, Inc. * (a)	7,825	3,423,046
Cadence Design Systems, Inc. *	11,615	3,456,856

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Fair Isaac Corp. *	1,319	2,471,226
Intuit, Inc.	13,576	8,166,100
Microsoft Corp. (a)	424,293	176,107,053
Oracle Corp.	101,431	17,249,356
Salesforce, Inc. (a)	78,609	26,860,695
ServiceNow, Inc. * (a)	19,853	20,217,898
		257,952,230
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	50,747	8,315,404
Equinix, Inc.	1,787	1,632,710
SBA Communications Corp.	35,595	7,032,148
		16,980,262
Specialty Retail — 2.7%
AutoZone, Inc. *	5,115	17,136,324
Best Buy Co., Inc.	55,081	4,729,255
Burlington Stores, Inc. *	24,530	6,964,803
Lowe's Cos., Inc. (a)	100,350	26,095,014
Ross Stores, Inc.	95,266	14,343,249
		69,268,645
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. (a)	730,393	172,372,748
Hewlett Packard Enterprise Co.	214,815	4,551,930
Seagate Technology Holdings plc	114,369	11,020,597
Western Digital Corp. *	39,583	2,578,040
		190,523,315
Tobacco — 0.5%
Altria Group, Inc.	85,274	4,453,861
Philip Morris International, Inc.	62,979	8,199,866
		12,653,727
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	3,331	2,525,098
Total Common Stocks (Cost $2,350,013,664)		2,557,590,795

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — 0.6%
Put Options Purchased — 0.6%
SPDR S&P 500 ETF Trust
2/28/2025 at USD 570.00, American Style
Notional Amount: USD 852,177,120
Counterparty: Exchange-Traded *	14,160	2,690,400
3/31/2025 at USD 555.00, American Style
Notional Amount: USD 852,177,120
Counterparty: Exchange-Traded *	14,160	4,318,800
4/30/2025 at USD 570.00, American Style
Notional Amount: USD 852,177,120
Counterparty: Exchange-Traded *	14,160	9,550,920
Total Put Options Purchased (Cost $26,702,062)		16,560,120
	SHARES
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (b) (c) (Cost $9,158,622)	9,158,622	9,158,622
Total Investments — 101.0% (Cost $2,385,874,348)		2,583,309,537
Liabilities in Excess of Other Assets — (1.0)%		(25,206,785)
NET ASSETS — 100.0%		2,558,102,752

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.
Written Call Options Contracts as of January 31, 2025

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	14,160	USD 852,177,120	USD 635.00	2/28/2025	(467,280)
SPDR S&P 500 ETF Trust	Exchange-Traded	14,160	USD 852,177,120	USD 614.00	3/31/2025	(10,903,200)
SPDR S&P 500 ETF Trust	Exchange-Traded	14,160	USD 852,177,120	USD 632.00	4/30/2025	(6,244,560)
						(17,615,040)

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Written Put Options Contracts as of January 31, 2025

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	14,160	USD 852,177,120	USD 480.00	2/28/2025	(396,480)
SPDR S&P 500 ETF Trust	Exchange-Traded	14,160	USD 852,177,120	USD 469.00	3/31/2025	(955,800)
SPDR S&P 500 ETF Trust	Exchange-Traded	14,160	USD 852,177,120	USD 480.00	4/30/2025	(2,024,880)
						(3,377,160)
Total Written Options Contracts (Premiums Received $25,081,350)						(20,992,200)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$39,758,961	$—	$—	$39,758,961
Air Freight & Logistics	18,442,476	—	—	18,442,476
Automobile Components	2,060,172	—	—	2,060,172
Automobiles	52,887,289	—	—	52,887,289
Banks	98,664,354	—	—	98,664,354
Beverages	45,550,679	—	—	45,550,679
Biotechnology	59,346,098	—	—	59,346,098
Broadline Retail	126,044,556	—	—	126,044,556
Building Products	38,471,783	—	—	38,471,783
Capital Markets	58,869,541	—	—	58,869,541
Chemicals	41,003,825	—	—	41,003,825
Communications Equipment	9,928,326	—	—	9,928,326
Construction Materials	4,307,798	—	—	4,307,798
Consumer Finance	12,751,354	—	—	12,751,354
Consumer Staples Distribution & Retail	14,376,428	—	—	14,376,428
Diversified Telecommunication Services	9,373,635	—	—	9,373,635
Electric Utilities	51,169,846	—	—	51,169,846
Electrical Equipment	10,188,085	—	—	10,188,085
Electronic Equipment, Instruments & Components	2,348,432	—	—	2,348,432
Energy Equipment & Services	7,269,009	—	—	7,269,009
Entertainment	13,760,506	—	—	13,760,506
Financial Services	158,996,954	—	—	158,996,954
Food Products	16,527,034	—	—	16,527,034
Ground Transportation	27,134,765	—	—	27,134,765
Health Care Equipment & Supplies	61,049,543	—	—	61,049,543
Health Care Providers & Services	55,932,492	—	—	55,932,492
Health Care REITs	19,313,470	—	—	19,313,470
Hotels, Restaurants & Leisure	91,822,427	—	—	91,822,427
Household Durables	3,230,341	—	111,735	3,342,076
Household Products	7,791,808	—	—	7,791,808
Independent Power and Renewable Electricity Producers	2,943,213	—	—	2,943,213
Industrial Conglomerates	18,563,838	—	—	18,563,838
Industrial REITs	10,282,451	—	—	10,282,451
Insurance	46,332,085	—	—	46,332,085
Interactive Media & Services	188,965,862	—	—	188,965,862
IT Services	18,376,259	—	—	18,376,259
Life Sciences Tools & Services	28,416,893	—	—	28,416,893
Machinery	49,287,701	—	—	49,287,701
Media	19,854,523	—	—	19,854,523
Metals & Mining	2,351,168	—	—	2,351,168
Multi-Utilities	5,803,207	—	—	5,803,207
Oil, Gas & Consumable Fuels	74,007,027	—	—	74,007,027
Passenger Airlines	5,999,609	—	—	5,999,609

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Personal Care Products	$6,077,530	$—	$—	$6,077,530
Pharmaceuticals	66,392,779	—	—	66,392,779
Professional Services	8,726,607	—	—	8,726,607
Residential REITs	4,381,027	—	—	4,381,027
Semiconductors & Semiconductor Equipment	292,442,017	—	—	292,442,017
Software	257,952,230	—	—	257,952,230
Specialized REITs	16,980,261	—	—	16,980,261
Specialty Retail	69,268,645	—	—	69,268,645
Technology Hardware, Storage & Peripherals	190,523,316	—	—	190,523,316
Tobacco	12,653,727	—	—	12,653,727
Trading Companies & Distributors	2,525,098	—	—	2,525,098
Total Common Stocks	2,557,479,060	—	111,735	2,557,590,795
Options Purchased
Put Options Purchased	16,560,120	—	—	16,560,120
Short-Term Investments
Investment Companies	9,158,622	—	—	9,158,622
Total Investments in Securities	$2,583,197,802	$—	$111,735	$2,583,309,537
Depreciation in Other Financial Instruments
Options Written
Call Options Written	(17,615,040)	—	—	(17,615,040)
Put Options Written	(3,377,160)	—	—	(3,377,160)
Total Depreciation in Other Financial Instruments	$(20,992,200)	$—	$—	$(20,992,200)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	$3,197,539	$37,767,896	$31,806,813	$—	$—	$9,158,622	9,158,622	$86,581	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.